ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Salaries and welfare payables	¥ 227,338		¥ 170,813
Payables to retailers on JDDJ	220,913		143,268
Accrued marketing expenses	179,608		106,307
Advance for online marketing services	88,694		48,518
Professional fee payable	62,048		36,745
Deposits from retailers and outsourced agencies	56,466		39,423
Advance for delivery services	37,222		23,894
Tax payables	13,581		12,693
Others	46,073		38,745
Total	¥ 931,943	$ 135,119	¥ 620,406